SCHEDULE II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2016
Valuation And Qualifying Accounts [Abstract]
SCHEDULE II - Valuation and Qualifying Accounts

SCHEDULE II — VALUATION AND QUALIFYING ACCOUNTS

MARTIN MARIETTA MATERIALS, INC. AND CONSOLIDATED SUBSIDIARIES

Col A	Col B	Col C			Col D		Col E
		Additions
Description	Balance at beginning of period	(1) Charged to costs and expenses	(2) Charged to other accounts- describe		Deductions-describe		Balance at end of period
	(Amounts in Thousands)

Year ended December 31, 2016
Allowance for doubtful accounts	$6,940	$-	$-		$674		$6,266
Allowance for uncollectible notes receivable	585	-	-		148	(a)	437
Inventory valuation allowance	130,584	4,160	118	(c)	0		134,862

Year ended December 31, 2015
Allowance for doubtful accounts	$4,077	$2,863	$-		$-		$6,940
Allowance for uncollectible notes receivable	1486	-	-		901	(a)	585
Inventory valuation allowance	119,189	13,365	1,400	(c)	3,370	(d)	130,584

Year ended December 31, 2014
Allowance for doubtful accounts	$4,081	$-	$-		$4	(a)	$4,077
Allowance for uncollectible notes receivable	809	0	1,103	(b)	426	(a)	1486
Inventory valuation allowance	99,026	11,762	9,942	(c)	1,541	(d)	119,189

(a) Write off of uncollectible accounts and change in estimates.

(b) Application of reserves to acquired notes receivable.

(c)  Application of reserve policy to acquired inventories.

(d) Divestitures.